S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Nov. 10, 2025 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 3,287,500
Private Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	310,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 3,100,000
Working Capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 1,200,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
Administrative Service Fee [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 10,000
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	4,791,667
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 25,000
Common Shares [Member] | LeapFrog Partners LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 300,000